Offerings	Nov. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	8,375,000
Proposed Maximum Offering Price per Unit	0.00003
Maximum Aggregate Offering Price	$ 251.25
Amount of Registration Fee	$ 0.03
Offering Note	All securities being registered will be issued by YHNA MS I LIMITED, a Cayman Islands company (“PubCo”), in connection with the proposed business combination (the “Business Combination”) among PubCo, YHN Acquisition I Limited, a British Virgin Islands company (“YHN”), Mingde Technology Limited, a Cayman Islands company (“Mingde”) and YHNA MS II LIMITED, as described in PubCo’s Registration Statement on Form F-4 (the “Registration Statement”). Defined terms referred to and not defined in this exhibit have the definitions set forth in the Registration Statement.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Mingde is a private company with no market exists for its securities and Mingde has an accumulated deficit. The proposed maximum aggregate offering price is one-third of the aggregate par value of the PubCo Ordinary Shares expected to be issued in the Business Combination, of which such securities have a par value of $0.0001 per share, and set forth in the table above.

Represents 8,375,000 PubCo Ordinary Shares being registered, which represents the maximum number of shares of YHN (the “YHNA Shares”) that will be outstanding immediately prior to the Business Combination, with each such YHNA Share to be exchanged for one PubCo Ordinary Share, which are comprised of: (i) 6,600,000 PubCo Ordinary Shares issuable to YHN Public Shareholders in exchange for 6,000,000 YHNA Shares held by YHN Public Shareholders and 600,000 YHNA Shares underlying YHNA Public Rights; (ii) 1,500,000 PubCo Ordinary Shares issuable in exchange for YHNA Shares held by the Initial Shareholders; and (iii) 275,000 PubCo Ordinary Shares issuable in exchange for 250,000 YHNA Shares comprising the Private Units held by the Sponsor and 25,000 YHNA Shares underlying YHNA Rights comprising the Private Units held by the Sponsor.

Represents a maximum of 28,000,000 Pubco Ordinary Shares issuable to the shareholders of Mingde, comprising (i) 19,000,000 Closing Payment Shares; (ii) 1,000,000 Holdback Shares; and (iii) up to 8,000,000 Earnout Consideration Shares.

Represents 400,000 Pubco Ordinary Shares issuable to Apex Twinkle Limited as finder’s fee pursuant to that certain Introduction Agreement dated September 25, 2024 between YHN Acquisition I Limited and Apex Twinkle Limited.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	28,000,000
Proposed Maximum Offering Price per Unit	0.00003
Maximum Aggregate Offering Price	$ 840.00
Amount of Registration Fee	$ 0.12
Offering Note	See Footnote 1 above.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	0.00003
Maximum Aggregate Offering Price	$ 12.00
Amount of Registration Fee	$ 0.00
Offering Note	See Footnote 1 above.